Significant partly-owned subsidiary - Summarized Statements of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Current assets	$ 7,407	$ 8,923
Non-current assets	72,758	64,562
Total assets	80,165	73,485
Current liabilities	12,856	14,846
Non-current liabilities	43,999	41,279
Total liabilities	56,855	56,125
Total equity attributable to BCE shareholders	23,020	17,071
NCI	290	289
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Current assets	400	423
Non-current assets	768	733
Total assets	1,168	1,156
Current liabilities	164	164
Non-current liabilities	99	92
Total liabilities	263	256
Total equity attributable to BCE shareholders	634	631
NCI	$ 271	$ 269
Proportion of ownership interests held by non-controlling interests	29.90%	29.90%